Financing Activities (Details) (USD $)	12 Months Ended						12 Months Ended																				12 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 2011-2040 [Member] Senior Unsecured Notes [Member]	Dec. 31, 2010 2011-2040 [Member] Senior Unsecured Notes [Member]	Dec. 31, 2011 2011-2038 [Member] Pollution Control Bonds [Member]		Dec. 31, 2010 2011-2038 [Member] Pollution Control Bonds [Member]		Dec. 31, 2011 2011-2026 [Member] Notes Payable [Member]		Dec. 31, 2010 2011-2026 [Member] Notes Payable [Member]		Dec. 31, 2011 2013-2020 [Member] Securitization Bonds [Member]	Dec. 31, 2010 2013-2020 [Member] Securitization Bonds [Member]	Dec. 31, 2011 2063 [Member] Junior Subordinated Debentures [Member]		Dec. 31, 2010 2063 [Member] Junior Subordinated Debentures [Member]		Dec. 31, 2011 2011-2059 [Member] Other Long Term Debt [Member]	Dec. 31, 2010 2011-2059 [Member] Other Long Term Debt [Member]	Dec. 31, 2011 AEP Subsidiaries [Member]	Dec. 31, 2010 AEP Subsidiaries [Member]	Dec. 31, 2011 Public Service Co Of Oklahoma [Member]	Dec. 31, 2010 Public Service Co Of Oklahoma [Member]	Dec. 31, 2009 Public Service Co Of Oklahoma [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member]	Dec. 31, 2009 Indiana Michigan Power Co [Member]	Feb. 28, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member] Repayment of Debt [Member]	Jan. 31, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member] Repayment of Debt [Member]	Jan. 31, 2012 AEP Texas Central Co [Member] Securitization Bonds [Member] Repayment of Debt [Member]	Dec. 31, 2011 Appalachian Power Co [Member]	Dec. 31, 2010 Appalachian Power Co [Member]	Dec. 31, 2009 Appalachian Power Co [Member]	Feb. 28, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member] Debt Due in 2021 [Member] Repayment of Debt [Member]	Feb. 28, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member] Debt Due in 2024 [Member] Repayment of Debt [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member]	Dec. 31, 2009 Southwestern Electric Power Co [Member]	Feb. 28, 2012 Southwestern Electric Power Co [Member] Notes Payable [Member] Debt Due In 2032 [Member] Issuance of Debt [Member]	Feb. 28, 2012 Southwestern Electric Power Co [Member] Senior Unsecured Notes [Member] Debt Due in 2022 [Member] Issuance of Debt [Member]	Dec. 31, 2011 Ohio Power Co [Member]	Dec. 31, 2010 Ohio Power Co [Member]	Dec. 31, 2009 Ohio Power Co [Member]	Dec. 31, 2009 AEP [Member]
Shares of Company
Beginning Balance, Shares	501,114,881		498,333,265		426,321,248																						10,482,000
Issued	2,644,579		2,781,616		72,012,017
Treasury Stock, Shares, Ending Balance	20,336,592		20,307,725		20,278,858	20,249,992
Treasury Stock Acquired	28,867		28,867		28,866
Ending Balance, Shares	503,759,460		501,114,881		498,333,265																						10,482,000	10,482,000
Preferred Stock
Cumulative Preferred Stock Not Subject to Mandatory Redemption	$ 0		$ 60,000,000																								$ 0	$ 4,882,000		$ 0	$ 8,072,000					$ 0	$ 17,747,000				$ 0	$ 4,696,000				$ 0	$ 16,616,000
Loss on Reacquired Preferred Stock	(4,000,000)																								2,800,000		(270,000)			(398,000)						(1,770,000)					(373,000)					(1,216,000)
Long-term Debt
Senior Unsecured Notes							11,737,000,000	11,669,000,000
Pollution Control Bonds									2,112,000,000	[1],[2]	2,263,000,000	[1],[2]
Notes Payable													402,000,000	[3]	396,000,000	[3]
Securitization Bonds	1,700,000,000		1,800,000,000														1,688,000,000	1,847,000,000
Junior Subordinated Debentures																			315,000,000	[4]	315,000,000	[4]
Spent Nuclear Fuel Obligation	265,000,000	[5]	265,000,000	[5]
Other Long-term Debt																							29,000,000	91,000,000
Fair Value of Interest Rate Hedges	7,000,000		6,000,000
Unamortized Discount, Net	(39,000,000)		(41,000,000)
Total Long-term Debt Outstanding	16,516,000,000		16,811,000,000
Long-term Debt Due Within One Year	1,433,000,000		1,309,000,000																						293,000,000	237,000,000	311,000	25,000,000		279,075,000	154,457,000					594,525,000	479,672,000				20,000,000	41,135,000				244,500,000	165,000,000
Long-term Debt	15,083,000,000		15,502,000,000																						1,674,000,000	1,857,000,000	947,053,000	946,186,000		1,778,600,000	1,849,769,000					3,131,726,000	3,081,469,000				1,708,637,000	1,728,385,000				3,609,648,000	3,803,352,000
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate of Commercial Paper Outstanding							5.85%		3.57%				4.77%				5.36%		8.75%				6.07%
Interest Rate Ranges, Minimum							0.955%	0.702%	0.06%		0.29%		2.029%		2.07%		4.98%	4.98%	8.75%		8.75%		3.00%	1.3125%
Interest Rate Ranges, Maximum							8.13%	8.13%	6.30%		6.30%		8.03%		8.03%		6.25%	6.25%	8.75%		8.75%		13.718%	13.718%
Outstanding Long-term Debt
Principal Amount, 2012	1,433,000,000
Principal Amount, 2013	1,383,000,000
Principal Amount, 2014	1,074,000,000
Principal Amount, 2015	1,496,000,000
Principal Amount, 2016	712,000,000
Principal Amount, After 2016	10,457,000,000
Principal Amount, Total	16,555,000,000
Unamortized Discount, Net	(39,000,000)		(41,000,000)
Total Long-term Debt Outstanding	16,516,000,000		16,811,000,000
Short-term Debt
Securitized Debt for Receivables	666,000,000	[6]	690,000,000	[6]
Commercial Paper	967,000,000		650,000,000
Line of Credit - Sabine Mining Company	17,000,000	[7]	6,000,000	[7]
Total Short-term Debt	1,650,000,000		1,346,000,000
Securitized Debt for Receivables	0.27%	[6],[8]	0.31%	[6],[8]
Commercial Paper	0.51%	[8]	0.52%	[8]
Line of Credit - Sabine Mining Company	1.79%	[7],[8]	2.15%	[7],[8]
Comparative accounts receivable information
Proceeds from Sale of Accounts Receivable					7,043,000,000
Loss on Sale of Accounts Receivable					3,000,000
Average Variable Discount Rate on Sale of Accounts Receivable					0.57%
Effective Interest Rates on Securitization of Accounts Receivable	0.27%		0.31%
Net Uncollectible Accounts Receivable Written Off	37,000,000		22,000,000		28,000,000
Customer accounts receivable managed portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	902,000,000		923,000,000
Total Principal Outstanding	666,000,000		690,000,000
Delinquent Securitized Accounts Receivable	38,000,000		50,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	18,000,000		26,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	370,000,000		354,000,000
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	1,665,000,000		1,993,000,000		816,000,000																						275,000,000	0	200,000,000	160,645,000	202,011,000	0	12,000,000	2,000,000	98,000,000	579,672,000	200,019,000	150,017,000	19,500,000	30,000,000	41,135,000	53,500,000	4,406,000			165,000,000	868,580,000	295,500,000
Issuance of Long-term Debt	1,328,000,000		1,270,000,000		2,306,000,000																						248,909,000	2,240,000	280,732,000	185,972,000	152,464,000	670,060,000				739,393,000	363,726,000	447,883,000			0	399,394,000	0	65,000,000	275,000,000	49,748,000	351,824,000	584,936,000
Commitment From Bank Conduits that Expire in One Year	375,000,000
Commitment from Bank Conduits Including Seasonal Increase that Expire in One Year	425,000,000
Commitment From Bank Conduits That Expire In Three Years	375,000,000
Total Commitment From Bank Conduits To Finance Receivables	750,000,000
Total Commitment from Bank Conduits Including Seasonal Increase to Finance Receivables	800,000,000
Shares Issued to Pay Down Credit Facilities					69,000,000
Common Stock Issue Per Share					$ 24.50
Proceeds from Issuance of Common Stock	92,000,000		93,000,000		1,728,000,000																																												1,640,000,000
Auction-rate Tax-exempt Long-term Debt, Outstanding	478,000,000
Interest Rate for Outstanding Long-term Debt																																							5.00%	6.05%				4.58%	3.55%
Period To Defer Interest Payments On Debentures	10
Maximum Percentage Debt To Capitalization	67.50%
Junior Subordinated Debentures, Issued																			315,000,000	[4]	315,000,000	[4]
Dividend Restrictions	6,000,000,000
Maximum Amount of Commercial Paper Outstanding	$ 1,200,000,000
Interest Rate of Commercial Paper Outstanding During Year	0.40%

[1]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.
[2]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.
[3]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[4]	Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.
[5]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[6]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[7]	This line of credit does not reduce available liquidity under AEP's credit facilities.
[8]	Weighted average rate.